Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables	£ 2,886	£ 2,285
Social security and other taxes	167	190
Other payables	25	24
Trade and other current payables	£ 3,078	£ 2,499